Acquisitions and Related Transactions (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended					12 Months Ended						0 Months Ended				0 Months Ended							0 Months Ended		12 Months Ended						1 Months Ended	0 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2012	May 25, 2010	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Oct. 05, 2012 Parent Company [Member]	Dec. 31, 2012 Regency [Member]	May 25, 2010 Regency [Member]	May 27, 2010 ETP [Member]	Dec. 31, 2012 ETP [Member]	Oct. 05, 2012 ETP [Member]	Jan. 12, 2012 ETP [Member]	Jan. 12, 2012 ETP's Propane Operations [Member]	Dec. 31, 2012 Carlyle Group [Member] PES Joint Venture [Member]	Dec. 31, 2012 Sunoco [Member] PES Joint Venture [Member]	Dec. 31, 2012 Lone Star L.L.C. [Member] Regency [Member]	Sep. 30, 2011 Lone Star L.L.C. [Member] Regency [Member]	Dec. 31, 2012 Lone Star L.L.C. [Member] ETP [Member]	Sep. 30, 2011 Lone Star L.L.C. [Member] ETP [Member]	May 27, 2010 MEP [Member] Regency [Member]	May 25, 2010 MEP [Member] Regency [Member]	Dec. 31, 2012 Southern Union Merger [Member]	Mar. 25, 2012 Southern Union Merger [Member]	Mar. 25, 2012 SUG Merger [Member]	Dec. 31, 2010 SUG Merger [Member]	May 25, 2010 Regency [Member] ETE Preferred Units [Member]	Sep. 30, 2010 Zephyr [Member] Regency [Member]	Mar. 31, 2010 Other Acquisiitons [Member] ETP [Member] mile	Mar. 31, 2012 Citrus Merger [Member]	Dec. 31, 2012 Citrus Merger [Member]	Mar. 25, 2012 Citrus Merger [Member] quarters	Dec. 31, 2012 Sunoco Merger [Member]	Oct. 05, 2012 Sunoco Merger [Member]	Mar. 25, 2012 Sunoco Merger [Member]	Dec. 31, 2012 Sunoco Merger [Member] Sunoco Logistics [Member]	Oct. 31, 2012 Holdco Transaction [Member]	Oct. 05, 2012 Holdco Transaction [Member] quarters	Oct. 05, 2012 Holdco Transaction [Member] Sunoco [Member]	Jul. 31, 2011 East Texas Gathering And Processing Assets [Member] Regency [Member]	Dec. 31, 2012 ETE Senior Secured Revolving Credit Facilities [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 SUGS Contribution [Member]	Dec. 31, 2012 SUGS Contribution [Member] ETP [Member]	Dec. 31, 2012 SUGS Contribution [Member] Southern Union [Member]	Dec. 31, 2012 Class F Units [Member] SUGS Contribution [Member]
Length of pipeline acquired																																								120
Subsidiary Interest in Joint Venture																										67.00%	30.00%	30.00%	30.00%	70.00%	70.00%
Retained Interest, Fair Value Disclosure																											$ 75,000,000
Interest ownership																																	49.90%										50.00%
Cash paid in Acquisition		1,980,000,000								1,980,000,000																									3,010,000,000											2,600,000,000								30,000,000	570,000,000
Consideration of Acquisition														305,000,000											1,460,000,000			592,700,000		1,380,000,000						3,010,000,000			193,300,000	150,000,000		1,900,000,000	1,900,000,000
Business Acquisition Units Acquired																				26,300,000				30,000,000											56,982,160		0									55,000,000
Part Noncash Divestiture, Amount of Noncash Consideration Received																									71,000,000
Revolving credit facility																																																				200,000,000
Equity method investment, acquire additional ownership percentage																																0.10%
Stock Redeemed or Called During Period, Shares																					12,300,000
Acquisition of all outstanding shares of SUG, total transaction price																																			5,365,000							2,000,000,000	2,000,000,000		5,775,000
Temporary Equity, Shares Issued																																						3,000,000
Preferred units liquidation preference		300,000,000								300,000,000																												300,000,000
Customer contracts recorded in connection with business acquisition, amount																																								68,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount																																			2,497,000				0	27,000,000					2,641,000
Business acquisition intangible assets recorded, value																																			55,000				119,000,000						1,361,000
Cash received from sale of assets																																																			70,000,000
Liabilities assumed in connection with business acquisition, amount																																			6,171,000										13,414,000
Contingent Residual Support Agreement Obligation																								1,500,000,000
Debt Of Subsidiary Guaranteed																								1,500,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,250,000																																																				31,372,419			6,274,483
Relinquishment Of Rights Of Incentive Distributions																																									220,000,000							210,000,000
Number of periods of incentive distributions to be relinquished in future periods upon closing of transaction.																																											16						12
Business Combination, Acquisition Related Costs																																		38,000,000										28,000,000
Revenues		11,313,000,000	2,107,000,000	1,875,000,000	1,669,000,000	2,166,000,000	2,084,000,000	1,963,000,000	1,977,000,000	16,964,000,000	8,190,000,000	6,556,000,000																						1,260,000,000										5,930,000,000			3,110,000,000
General Partner Interest													2.00%						1.60%			0.90%
Incentive Distribution Rights													100.00%						100.00%			100.00%
Percent of total equity ownership of a subsidiary													32.40%
Equity interest in Holdco																		60.00%				40.00%	40.00%
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents																																			(37,000)										(2,714,000)					2,000,000,000
Class F Units Issued in Holdco Transaction																							90,706,000
Class F Unit Distribution Rate													35.00%
Class F Unit Maximum Distribution													$ 3.75
Net Income (Loss) Attributable to Parent										$ 304,000,000	$ 310,000,000	$ 193,000,000			$ 304,000,000	$ 310,000,000	$ 193,000,000																	$ 39,000,000										$ 14,000,000			$ 145,000,000